PRINCIPAL TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Principal Transactions Revenue, Net [Abstract]
PRINCIPAL TRANSACTIONS
PRINCIPAL TRANSACTIONS
Principal transactions revenue consists of realized and unrealized gains and losses from trading activities. Trading activities include revenues from fixed income, equities, credit and commodities products and foreign exchange transactions which are managed on a portfolio basis characterized by primary risk. Not included in the table below is the impact of net interest revenue related to trading activities, which is an integral part of trading activities’ profitability. See Note 4 to the Consolidated Financial Statements for information about net interest revenue related to trading activities. Principal transactions include CVA (credit valuation adjustments on derivatives), FVA (funding valuation adjustments) on over-the-counter derivatives and, prior to 2016, DVA (debt valuation adjustments on issued liabilities for which the fair value option has been elected). These adjustments are discussed further in Note 24 to the Consolidated Financial Statements.
The following table presents principal transactions revenue:

In millions of dollars	2016	2015	2014
Global Consumer Banking(1)	$629	$577	$628
Institutional Clients Group	7,335	5,824	5,894
Corporate/Other(1)	(379)	(393)	176
Total Citigroup	$7,585	$6,008	$6,698
Interest rate risks(2)	$4,115	$3,798	$3,783
Foreign exchange risks(3)	1,726	1,532	1,855
Equity risks(4)	189	331	99
Commodity and other risks(5)	806	750	589
Credit products and risks(6)	749	(403)	372
Total	$7,585	$6,008	$6,698
(1) Primarily relates to foreign exchange risks.

(2)
Includes revenues from government securities and corporate debt, municipal securities, mortgage securities and other debt instruments. Also includes spot and forward trading of currencies and exchange-traded and over-the-counter (OTC) currency options, options on fixed income securities, interest rate swaps, currency swaps, swap options, caps and floors, financial futures, OTC options and forward contracts on fixed income securities.

(3)	Includes revenues from foreign exchange spot, forward, option and swap contracts, as well as foreign currency translation (FX translation) gains and losses.

(4)	Includes revenues from common, preferred and convertible preferred stock, convertible corporate debt, equity-linked notes and exchange-traded and OTC equity options and warrants.

(5)	Primarily includes revenues from crude oil, refined oil products, natural gas and other commodities trades.

(6)	Includes revenues from structured credit products.